Income Taxes (Deferred) (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Components of Deferred Tax Assets [Abstract]
Deferred Tax Assets, Tax Loss Carry Forwards	$ 853	$ 1,036
Tax credit carry forwards	314	318
Regulatory liabilities - cost of removal	208	388
Deferred Tax Assets, Derivative Instruments	107	150
Pension and post-retirement liabilities	124	153
Deferred Tax Assets, Other	394	490
Deferred Tax Assets, Gross, Total	2,000	2,535
Deferred Tax Assets, Valuation Allowance	(105)	(58)
Deferred Tax Assets, Net of Valuation Allowance, Total	1,895	2,477
Components of Deferred Tax Liabilities [Abstract]
Deferred Tax Liabilities, Property, Plant and Equipment	(2,321)	(3,553)
Deferred Tax Liabilities, Derivatives	(155)	(202)
Deferred Tax Liabilities, Other	(292)	(269)
Deferred Tax Liabilities, Gross, Total	(2,768)	(4,024)
Noncurrent Deferred Tax Liabilities And Assets [Abstract]
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	138	125
Deferred Tax Liabilities, Net, Noncurrent	(1,011)	(1,672)
Deferred Tax Assets (Liabilities), Net, Noncurrent, Total	$ (873)	$ (1,547)